State Street Bank and Trust Company

Fund Administration Legal Division

100 Summer Street, 7th floor

Boston, MA 02111

August 31, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Service

Re:	State Street Institutional Investment Trust (the “Trust”)
File Nos.: 811-09819 and 333-30810

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectuses and Statements of Additional Information for the Trust, each dated August 26, 2016, except as provided below, do not differ from that contained in the Post-Effective Amendment No. 226 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on August 26, 2016 (Accession #0001193125-16-692160).

The Prospectus pertaining to the Funds listed in Exhibit A hereto has been filed separately pursuant to Rule 497(c) of the 1933 Act.

If you have any questions, please contact me at (617) 662-4026.

Very truly yours,

/s/ Jesse Hallee

Jesse Hallee

Vice President and Senior Counsel

EXHIBIT A

Prospectus

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND-Trust Class

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND-Trust Class